Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 759	$ 760
Premium tax offsets	$ 1,100	$ 3,600